Business Combinations (Athlon) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Nov. 13, 2014
Business Acquisition [Line Items]
Risk management Assets, Current	$ 707	$ 56
Goodwill	2,917	1,644
Asset Retirement Obligation	(870)	(900)
Athlon Energy Inc [Member]
Business Acquisition [Line Items]
Total Purchase Price			5,964	[1]
Cash			2
Accounts receivable and other current assets			133
Risk management Assets, Current			80
Other assets			2
Goodwill			1,724
Accounts payable and accrued liabilities			(195)
Long-term debt, including revolving credit facility			(1,497)
Asset Retirement Obligation			(25)
Deferred income taxes			(1,724)
Athlon Energy Inc [Member] | Senior Notes [Member]
Business Acquisition [Line Items]
Long-term debt, including revolving credit facility			(1,150)
Athlon Energy Inc [Member] | Proved Properties [Member]
Business Acquisition [Line Items]
Property, Plant and Equipment, Net			2,124
Athlon Energy Inc [Member] | Unproved Properties [Member]
Business Acquisition [Line Items]
Property, Plant and Equipment, Net			5,338
Athlon Energy Inc [Member] | Other Capitalized Property Plant and Equipment [Member]
Business Acquisition [Line Items]
Property, Plant and Equipment, Net			$ 2

[1]	The purchase price includes cash consideration paid for issued and outstanding shares of common stock of Athlon of $58.50 per share totaling $5.93 billion, as well as payments to terminate certain employment agreements with Athlon's management and payments for certain other existing obligations of Athlon.